Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 32.6	$ 17.8	$ 8.5
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	31.5	11.1	6.2
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.1	11.7	6.5
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.4	7.0	4.1
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8	9.1	3.1
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.9	3.7	2.6
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.3	3.1	3.7
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(23.5)	(25.0)	(12.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	34.5	15.7	10.0
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	42.9	$ 51.6	$ 32.0
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	32.3
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	30.4
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.0
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.1
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.2
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(20.5)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	34.2
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	42.5
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	60.8
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	55.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.3
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	27.4
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.9
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.8
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.1
Top of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	63.6
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	73.1
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.3
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.2
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.7
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Bottom of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.3
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 20.1